Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Asset (Details) (10-K) - John Keeler & Co., Inc. [Member]	12 Months Ended
Dec. 31, 2017
Furniture and Fixtures [Member] | Minimum [Member]
Property plant and equipment useful life	7 years
Furniture and Fixtures [Member] | Maximum [Member]
Property plant and equipment useful life	10 years
Computer Equipment [Member]
Property plant and equipment useful life	5 years
Warehouse and Refrigeration Equipment [Member]
Property plant and equipment useful life	10 years
Leasehold Improvements [Member]
Property plant and equipment useful life	7 years
Automobile [Member]
Property plant and equipment useful life	5 years
Trade Show Booth [Member]
Property plant and equipment useful life	7 years